Segment reporting - Reconciliation of cash earnings to net profit attributable to owners of WBC (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Segment reporting
Cash earnings	$ 5,458	$ 2,290	$ 6,784
Total cash earnings adjustment (post-tax)	106	(318)	(65)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	5,458	2,290	6,784
Operating segments
Segment reporting
Cash earnings	5,352	2,608	6,849
Net cash earnings adjustment
Segment reporting
Cash earnings	106	(318)	(65)
Total cash earnings adjustment (post-tax)	106	(318)	(65)
Fair value gain/(loss) on economic hedges
Segment reporting
Total cash earnings adjustment (post-tax)	138	(362)	(35)
Ineffective hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ (32)	61	20
Adjustments related to Pendal
Segment reporting
Total cash earnings adjustment (post-tax)		(31)	(45)
Treasury shares
Segment reporting
Total cash earnings adjustment (post-tax)		$ 14	$ (5)